UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:   December 31

Date of reporting period:  September 21, 2004

ITEM 1.  REPORT TO SHAREHOLDERS.

FINAL REPORT

John Hancock
STRATEGIC GROWTH FUND

September 21, 2004

John Hancock Strategic Growth Fund

ASSETS AND
LIABILITIES

Final report
September 21, 2004*
(unaudited)

Assets
-----------------------------------------------------------------------------
Cash                                                               $1,760,159
Dividends receivable                                                      627
Receivable from affiliates                                              1,370
Other assets                                                              150
Total assets                                                        1,762,306

Liabilities
-----------------------------------------------------------------------------
Payable to affiliates
   Management fees                                                        751
   Distribution and service fees                                          382
   Other                                                                   30
Other payables and accrued expenses                                     9,205
Total liabilities                                                      10,368

Net assets
-----------------------------------------------------------------------------
Capital paid-in                                                     1,964,636
Accumulated net realized loss on investments                         (212,663)
Accumulated net investment loss                                           (35)
Net assets                                                         $1,751,938

Net asset value per share
-----------------------------------------------------------------------------
Based on net asset values and shares outstanding - the Fund has an unlimited number of shares authorized with no par value

Class A ($1,717,308/196,000 shares)                                     $8.76
Class B ($17,315/2,000 shares)                                          $8.66
Class C ($17,315/2,000 shares)                                          $8.66

Maximum offering price per share
-----------------------------------------------------------------------------
Class A 1 ($8.76/95%)                                                   $9.22

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

* The Statement of Assets & Liabilities reflects the Fund's position prior to the liquidation of net assets and the abolition of the Fund. See Note A to financial statements.

  See notes to financial statements.

John Hancock Strategic Growth Fund

OPERATIONS

Period from
1-1-04 through 9-21-04*
(unaudited)

Investment income
-----------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $57)                    $9,194
Interest                                                                  652
Securities lending                                                         15
Total investment income                                                 9,861

Expenses
-----------------------------------------------------------------------------
Investment management fees                                             10,036
Class A distribution and service fees                                   3,935
Class B distribution and service fees                                      99
Class C distribution and service fees                                      99
Transfer agent fees                                                        41
Custodian fees                                                          7,754
Printing                                                                5,417
Professional fees                                                       2,627
Miscellaneous                                                           2,322
Accounting and legal services fees                                        358
Trustees' fees                                                             79
Total expenses                                                         32,767
Less expense reductions                                               (13,908)
Net expenses                                                           18,859
Net investment loss                                                    (8,998)

Realized and unrealized gain (loss)
-----------------------------------------------------------------------------
Net realized gain on investments                                      191,717
Change in net unrealized appreciation (depreciation)
of Investments                                                       (304,639)
Net realized and unrealized loss                                     (112,922)

Decrease in net assets from operations                              ($121,920)

* The Statement of Operations reflects the Fund's position prior to the liquidation of net assets and the abolition of the Fund. See Note A to financial statements.

  See notes to financial statements.

John Hancock Strategic Growth Fund

CHANGES IN
NET ASSETS
                                                                       Period
                                               Year ended      from 1-1-04 to
                                                 12-31-03           9-21-2004*
                                                                   (unaudited)
Increase (decrease) in net assets
-----------------------------------------------------------------------------
From operations
Net investment loss                               ($9,115)            ($8,998)
Net realized gain                                 113,569             191,717
Change in net unrealized
appreciation (depreciation)                       339,150            (304,639)
Increase (decrease) in net
assets resulting from operations                  443,604            (121,920)

Net assets
-----------------------------------------------------------------------------
Beginning of period                             1,430,254           1,873,858
End of period 1                                $1,873,858          $1,751,938

* The Statement of Changes in Net Assets reflects the Fund's position prior to the liquidation of net assets and the abolition of the Fund. See Note A to financial statements.

1 Includes accumulated net investment loss of $22 and $35, respectively.

  See notes to financial statements.

John Hancock Strategic Growth Fund

Financial Highlights
CLASS A SHARES

Period ended                                          12-31-01 1,2     12-31-02 2    12-31-03   9-21-04  3
-----------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                    $10.00           $10.15         $7.15     $9.37
Net investment loss 4                                       --  5         (0.05)        (0.04)    (0.04)
Net realized and unrealized gain (loss) on investments    0.15            (2.92)         2.26     (0.57)
Total from investment operations                          0.15            (2.97)         2.22     (0.61)
Less distributions
From net investment income                                  --            (0.03)           --        --
Net asset value, end of period                          $10.15            $7.15         $9.37     $8.76
Total return 6,7 (%)                                      1.50  8        (29.26)        31.05     (6.51) 8

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $2               $1            $2        $2
Ratio of expenses to average net assets (%)               1.40  9          1.40          1.40      1.40  9
Ratio of adjusted expenses to average net assets 10 (%)  12.80  9          3.32          3.15      2.44  9
Ratio of net investment loss to average net assets (%)   (0.29) 9         (0.64)        (0.55)    (0.66) 9
Portfolio turnover (%)                                       6              254           162        81

See notes to financial statements.


John Hancock Strategic Growth Fund

Financial Highlights
CLASS B SHARES

Period ended                                          12-31-01 1,2    12-31-02 2    12-31-03   9-21-04  3
-----------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                    $10.00          $10.14         $7.12     $9.29
Net investment loss 4                                    (0.01)          (0.10)        (0.08)    (0.07)
Net realized and unrealized gain (loss) on investments    0.15           (2.90)         2.25     (0.56)
Total from investment operations                          0.14           (3.00)         2.17     (0.63)
Less distributions
From net investment income                                  --           (0.02)           --        --
Net asset value, end of period                          $10.14           $7.12         $9.29     $8.66
Total return 6,7 (%)                                      1.40  8       (29.60)        30.48     (6.78) 8

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     -- 11           -- 11        --  11    --  11
Ratio of expenses to average net assets (%)               2.10  9         1.95          1.85      1.85  9
Ratio of adjusted expenses to average net assets 10 (%)  13.50  9         3.87          3.60      2.89  9
Ratio of net investment loss to average net assets (%)   (0.99) 9        (1.19)        (1.00)    (1.11) 9
Portfolio turnover (%)                                       6             254           162        81

See notes to financial statements.


John Hancock Strategic Growth Fund

Financial Highlights
CLASS C SHARES

Period ended                                          12-31-01 1,2     12-31-02 2    12-31-03   9-21-04 3
-----------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                    $10.00           $10.14         $7.12     $9.29
Net investment loss 4                                    (0.01)           (0.10)        (0.08)    (0.07)
Net realized and unrealized gain (loss) on investments    0.15            (2.90)         2.25     (0.56)
Total from investment operations                          0.14            (3.00)         2.17     (0.63)
Less distributions
From net investment income                                  --            (0.02)           --        --
Net asset value, end of period                          $10.14            $7.12         $9.29     $8.66
Total return 6,7 (%)                                      1.40  8        (29.60)        30.48     (6.78) 8

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     -- 11            -- 11         -- 11    --  11
Ratio of expenses to average net assets (%)               2.10  9          1.95          1.85      1.85  9
Ratio of adjusted expenses to average net assets 10 (%)  13.50  9          3.87          3.60      2.89  9
Ratio of net investment loss to average net assets (%)   (0.99) 9         (1.19)        (1.00)    (1.11) 9
Portfolio turnover (%)                                       6              254           162        81


 1 Class A, Class B and Class C shares began operations on 12-3-01.

 2 Audited by previous auditor.

 3 Final period from 1-1-04 through 9-21-04. Unaudited.

 4 Based on the average of the shares outstanding.

 5 Less than $0.01 per share.

 6 Does not reflect the effect of sales charges.

 7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 8 Not annualized.

 9 Annualized.

10 Does not take into consideration expense reductions during the periods shown.

11 Less than $500,000.

   See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
(unaudited)

Note A
Accounting policies

John Hancock Strategic Growth Fund (the "Fund") was a non-diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund was to seek long-term growth of capital.

The Trustees had authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represented an interest in the same portfolio of investments of the Fund and had equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may have been applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bore distribution and service expenses under the terms of a distribution plan had exclusive voting rights to that distribution plan.

On September 14, 2004, the Board of Trustees voted to abolish the Fund effective September 29, 2004, which would have no assets, liabilities or shareholders as of that date. On September 21, 2004, the Fund's sole shareholder, John Hancock Advisers, LLC, (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., redeemed its shares. All remaining assets were liquidated and turned over to the Adviser, which agreed to assume any outstanding liabilities of the Fund. The financial statements presented herein reflect the position of the Fund prior to the liquidation of net assets and the abolition of the Fund.

Significant accounting policies of the Fund were as follows:

Valuation of investments

Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Investments in AIM Cash Investment Trust were valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, could participate in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more large repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

Investment transactions

Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis.

Discount and premium on securities

The Fund accreted discount and amortized premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) were determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, were calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses were directly identifiable to an individual fund. Expenses that were not readily identifiable to a specific fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Securities lending

The Fund could lend securities to certain qualified brokers who paid the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund would have borne the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. There were no securities loaned on September 21, 2004. Security lending expenses were paid by the Fund to the Adviser.

Federal income taxes

The Fund qualified as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and was not subject to federal income tax on taxable income that was distributed to shareholders. Therefore, no federal income tax provision was required as of September 21, 2004, the Fund's final tax year. As of September 21, 2004, for federal income tax purposes, the Fund had $212,663 of a capital loss carryforward expiring December 31, 2010.

Dividends, interest and distributions

Dividend income on investment securities was recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identified the dividend. Interest income on investment securities were recorded on the accrual basis. Foreign income may have been subject to foreign withholding taxes, which were accrued as applicable.

The Fund recorded distributions to shareholders from net investment income and net realized gains on the ex-dividend date. There were no distributions during the year ended December 31, 2003, and period ended September 21, 2004. Distributions paid by the Fund with respect to each class of shares were calculated in the same manner, at the same time and were in the same amount, except for the effect of expenses that may have been applied differently to each class.

As of September 21, 2004, the Fund had no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, were determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, were reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporated estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and transactions with affiliates and others

The Fund had an investment management contract with the Adviser. Under the investment management contract, the Fund paid a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $750,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $750,000,000.

The Adviser had agreed to limit the Fund's expenses, excluding the distribution and service fees, to 1.10% of the Fund's average daily net asset value. Accordingly, the expense reduction related to the Fund's total expense limitation amounted to $13,908 for the period ended September 21, 2004.

The Fund had Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund had adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provided as distributor of shares of the Fund. Accordingly, the Fund made monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may have been service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could have occurred under certain circumstances.

Class A shares were assessed up-front sales charges and prior to July 15, 2004, Class C shares were assessed up-front sales charges. During the period ended September 21, 2004, JH Funds received no up-front sales charges with regard to sales of Class A shares and Class C shares.

Class B shares that were redeemed within six years of purchase were subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that were redeemed within one year of purchase were subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs were paid to JH Funds and were used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended September 21, 2004, JH Funds received no CDSCs with regard to Class B and Class C shares.

The Fund had a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of John Hancock Life Insurance Company ("JHLICo"). For Class A, Class B and Class C shares, the Fund paid a monthly transfer agent fee at an annual rate of 0.05% of the each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services had agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeded the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the period ended September 21 2004.

The Fund had an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $358. The fund also paid the Adviser the amount of $1,115 for certain publishing services, included in the printing fees.

The Adviser and other subsidiaries of JHLICo owned 196,000, 2,000 and 2,000 of Class A, Class B and Class C shares of beneficial interest of the Fund, respectively, on September 21, 2004.

Mr. James A. Shepherdson was a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees was borne by the Fund. The unaffiliated Trustees may have elected to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset were always equal and were marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

The Fund had no Fund shares sold, reinvested and repurchased during the last two periods.

Note D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended September 21, 2004, aggregated $1,315,277 and $3,074,694, respectively.

Note E
Reclassification of accounts

During the period ended September 21, 2004, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $2, a decrease in accumulated net investment loss of $8,985 and a decrease in capital paid-in of $8,987. This represented the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of September 21, 2004. These reclassifications, which had no impact on the net asset value of the Fund, were primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, and book and tax differences in accounting for deferred compensation and net operating loss. The calculation of net investment loss per share in the Fund's Financial Highlights excluded these adjustments.

Note F
Termination

On September 14, 2004, the Trustees voted to abolish the Fund effective September 29, 2004, which after the close of business on September 21, 2004, had no shareholders. All remaining assets were liquidated and turned over to the Adviser, which agreed to assume any outstanding liabilities of the Fund.

Note G
Tax information notice

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its final tax year ended September 21, 2004.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended September 21 2004, 100% of the dividends qualified for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2004.

Shareholders will be mailed a 2004 U.S. Treasury Department Form 1099-DIV in January 2005. This will reflect the total of all distributions that are taxable for the calendar year 2004.

John Hancock Strategic Growth Fund


Trustees

Charles L. Ladner, Chairman*

James F. Carlin

William H. Cunningham

Ronald R. Dion

Steven R. Pruchansky

James A. Shepherdson

Lt. Gen. Norman H. Smith, USMC (Ret.)

John P. Toolan*

* Members of the Audit Committee


Officers

James A. Shepherdson
President and Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603


Principal Distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603


Custodian

The Bank of New York
One Wall Street
New York, New York 10286


Transfer Agent

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000


Legal Counsel

Wilmer Cutler Pickering Hale and Dorr
60 State Street
Boston, Massachusetts 02109-1803

ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust - John Hancock Strategic Growth Fund


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    November 19, 2004


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    November 19, 2004